Joint Operation - Summary of Loans to Joint Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures [Line Items]
Loans to Joint Venture, beginning balance	$ 12,609	$ 11,479
Repayment of loan to Joint Venture	(8,778)	(18,740)
Accrued interest	3,791	1,697
The difference between the face value and the fair value of loans to Exar Capital B.V.	(37,423)	(5,827)
Share of loans of the Joint Operation	23,241
Elimination of loans as a result of Joint Operation accounting	(21,731)
Loans to Joint Venture, ending balance	37,959	12,609
Minera Exar S.A
Disclosure Of Joint Ventures [Line Items]
Loans to Joint Venture		16,500
Exar Capital B V
Disclosure Of Joint Ventures [Line Items]
Loans to Joint Venture	66,250	$ 7,500
The difference between the face value and the fair value of loans to Exar Capital B.V.	$ 37,423